Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Income Opportunities Fund - Class A | NextEra Energy Partners LP 06/15/2026 2.500%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Class A | Colgate Energy Partners III LLC 07/01/2029 5.875%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | Picard Midco, Inc. 03/31/2029 6.500%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | UKG, Inc. 02/10/2031 7.300%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | Trivium Packaging Finance BV 08/15/2026 5.500%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | HUB International, Ltd. 06/15/2030 7.250%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Income Opportunities Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Columbia Income Opportunities Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Class A | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia Income Opportunities Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Income Opportunities Fund - Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Income Opportunities Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Income Opportunities Fund - Class C | NextEra Energy Partners LP 06/15/2026 2.500%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Class C | Colgate Energy Partners III LLC 07/01/2029 5.875%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | Picard Midco, Inc. 03/31/2029 6.500%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | UKG, Inc. 02/10/2031 7.300%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | Trivium Packaging Finance BV 08/15/2026 5.500%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | HUB International, Ltd. 06/15/2030 7.250%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Income Opportunities Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Columbia Income Opportunities Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Class C | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia Income Opportunities Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Income Opportunities Fund - Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Income Opportunities Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Income Opportunities Fund - Institutional Class | NextEra Energy Partners LP 06/15/2026 2.500%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional Class | Colgate Energy Partners III LLC 07/01/2029 5.875%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | Picard Midco, Inc. 03/31/2029 6.500%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | UKG, Inc. 02/10/2031 7.300%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | Trivium Packaging Finance BV 08/15/2026 5.500%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | HUB International, Ltd. 06/15/2030 7.250%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Income Opportunities Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Columbia Income Opportunities Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Institutional Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia Income Opportunities Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Income Opportunities Fund - Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Income Opportunities Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Income Opportunities Fund - Institutional 2 Class | NextEra Energy Partners LP 06/15/2026 2.500%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional 2 Class | Colgate Energy Partners III LLC 07/01/2029 5.875%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | Picard Midco, Inc. 03/31/2029 6.500%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | UKG, Inc. 02/10/2031 7.300%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | Trivium Packaging Finance BV 08/15/2026 5.500%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | HUB International, Ltd. 06/15/2030 7.250%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Income Opportunities Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Columbia Income Opportunities Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Institutional 2 Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia Income Opportunities Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Income Opportunities Fund - Institutional 2 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Income Opportunities Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Income Opportunities Fund - Institutional 3 Class | NextEra Energy Partners LP 06/15/2026 2.500%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional 3 Class | Colgate Energy Partners III LLC 07/01/2029 5.875%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | Picard Midco, Inc. 03/31/2029 6.500%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | UKG, Inc. 02/10/2031 7.300%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | Trivium Packaging Finance BV 08/15/2026 5.500%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | HUB International, Ltd. 06/15/2030 7.250%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Income Opportunities Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Columbia Income Opportunities Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Institutional 3 Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia Income Opportunities Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Income Opportunities Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Income Opportunities Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Income Opportunities Fund - Class S | NextEra Energy Partners LP 06/15/2026 2.500%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Class S | Colgate Energy Partners III LLC 07/01/2029 5.875%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class S | Picard Midco, Inc. 03/31/2029 6.500%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class S | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class S | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class S | UKG, Inc. 02/10/2031 7.300%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class S | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class S | Trivium Packaging Finance BV 08/15/2026 5.500%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class S | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class S | HUB International, Ltd. 06/15/2030 7.250%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Income Opportunities Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Columbia Income Opportunities Fund - Class S | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Class S | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia Income Opportunities Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Income Opportunities Fund - Class S | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Income Opportunities Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%